Equity Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance

Shares of common stock reserved for future issuance on an “as if converted” basis were as follows:

	June 30,	December 31,
	2025	2024
	(share data)
Common stock warrants	36,892	366,946
Shares available for future grant under 2021 Equity Incentive Plan	—	46,456
Reserved for At-the-Market offering	5,383	5,383
Reserved for employee stock purchase plan	148,897	18,958
Total shares of common stock reserved	191,172	437,743

Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	December 31,
	2024	2023
	(share data)
Common stock warrants	366,946	97,039
Shares available for future grant under 2021 Equity Incentive Plan	46,456	30,555
Reserved for At-the-Market offering	5,383	5,383
Reserved for employee stock purchase plan	18,958	14,042
Total shares of common stock reserved	437,743	147,019

Schedule of Warrants for Shares of Stock

	June 30, 2025
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50
Public Warrants – Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50
2022 Private Warrant – Common Stock	07/25/2022	07/24/2034	134	$1,344.00
Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.29
BEPO Warrants - Common Stock	4/12/2024	4/12/2029	5,157	$183.75
BEPO Agent Warrants - Common Stock	4/12/2024	4/12/2029	3,266	$202.13
			36,892

	December 31, 2024
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant
Private placement warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50
Public warrants – Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50
2022 Private Warrant – Common Stock	07/25/2022	07/24/2034	134	$1,344.00
RDO Warrants - Common Stock	12/29/2023	12/29/2028	19,048	$299.25
2023 Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.29
2024 Private Warrants - Common Stock	4/1/2024	5/16/2025	41,808	$199.35
BEPO Warrants - Common Stock	4/12/2024	4/12/2029	65,307	$183.75
BEPO Agent Warrants - Common Stock	4/12/2024	4/12/2029	3,266	$202.13
July 2024 Private Warrants - Common Stock	7/01/2024	7/01/2029	110,000	$37.50
August Inducement Warrants - Common Stock	8/13/2024	08/12/2029	99,048	$34.20
			366,946

	December 31, 2024
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant	Fair Value on Issue Date per warrant	Fair Value on December 31, 2024
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50	$1,050.00	$—
Public Warrants - Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50	$1,732.50	$—
2022 Private Warrant - Common Stock	07/25/2022	07/24/2034	134	$1,344.00	$1,275.75	$1,102
RDO Warrants - Common Stock	12/29/2023	12/29/2028	19,048	$299.25	$157.50	$90,469
Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.25	$157.50	$15,835
2024 Private Warrants - Common Stock	4/1/2024	5/16/2025	41,808	$199.35	$151.20	$2,007
BEPO Warrants - Common Stock	4/12/2024	4/12/2029	65,307	$183.75	$138.15	$377,750
BEPO Agent Warrants - Common Stock	4/12/2024	4/12/2029	3,266	$202.20	$136.65	$18,477
July 2024 Private Warrants - Common Stock	7/01/2024	7/01/2029	110,000	$37.50	$38.25	$864,995
August Inducement Warrants - Common Stock	8/13/2024	08/12/2029	99,048	$34.20	$24.60	$796,239
			366,946			$2,166,874

	December 31, 2023
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant	Fair Value on Issue Date per warrant	Fair Value on December 31, 2023
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	8,477	$6,037.50	$1,050.00	$127
2022 Private Warrant - Common Stock	07/25/2022	07/24/2034	134	$1,344.00	$1,275.75	$23
Public Warrants - Common Stock	12/02/2020	09/29/2026	16,429	$6,037.50	$1,732.50	$258
RDO Warrants - Common Stock	12/29/2023	12/29/2028	68,573	$299.25	$157.50	$10,891
Placement Agent Warrants - Common Stock	12/29/2023	12/29/2028	3,429	$326.25	$157.50	$536
			97,042			$11,835

Schedule Of Warrants And Rights Roll Forward

The liability for warrants on common stock carried at fair value was as follows:

	December 31,
	2024	2023
	(In thousands)
Beginning Balance	$11,835	$2,745
Issuance of common stock warrant in connection with financing	22,425	11,428
Loss on fair value of warrants	(32,093)	(2,338)
Ending Balance	$2,167	$11,835

Schedule of Fair Value Assumptions

	As of June 30, 2025	As of December 31, 2024
Current stock price	$—	$—
Expected volatility	—%	—%
Risk-free interest rate	—%	—%
Dividend rate	—%	—%
Expected Term (years)	—	—
The fair value assumptions used in the Black-Scholes simulation model for the recurring valuation of the 2022 Private Warrants, the RDO Warrants, and the 2023 Placement Agent Warrants liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	4.1%	4.3%
Dividend rate	—%	—%
Expected Term (years)	3.50	4.00

	As of June 30, 2025	As of December 31, 2024
Current stock price	$—	$10.20
Expected volatility	—%	191.6%
Risk-free interest rate	—%	4.2%
Dividend yield	—%	—%
Expected Term (years)	—	0.37
 The fair value assumptions used in the Black-Scholes simulation model for the valuation of the BEPO Warrant and the BEPO Agent Warrant liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	4.1%	4.4%
Dividend yield	—%	—%
Expected Term (years)	3.78	4.28
 The fair value assumptions used in the Black-Scholes simulation model for the valuation of the August Inducement Warrant liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	4.2%	4.4%
Dividend yield	—%	—%
Expected Term (years)	4.12	4.62
 The fair value assumptions used in the Black-Scholes simulation model for the valuation of the July 2024 Private Warrant liabilities were as follows:

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	154.6%	139.9%
Risk-free interest rate	3.9%	4.4%
Dividend yield	—%	—%
Expected Term (years)	4.00	4.50

	As of December 31, 2024	As of December 31, 2023
Current stock price	$—	$208.80
Expected volatility	—%	105.0%
Risk-free interest rate	—%	4.1%
Dividend yield	—%	—%
Expected term (in years)	—	2.75

	As of December 31, 2024	As of December 31, 2023
Current stock price	$10.20	$210.00
Expected volatility	139.9%	108.3%
Risk-free interest rate	4.3%	3.8% - 3.9%
Dividend rate	—%	—%
Expected Term (years)	4.00	5 - 10.57

As of December 31, 2024
Current stock price	$10.20
Expected volatility	191.6%
Risk-free interest rate	4.2%
Dividend rate	—%
Expected Term (years)	0.37

As of December 31, 2024
Current stock price	$10.20
Expected volatility	139.9%
Risk-free interest rate	4.4%
Dividend rate	—%
Expected Term (years)	4.28

As of December 31, 2024
Current stock price	$10.20
Expected volatility	139.9%
Risk-free interest rate	4.4%
Dividend rate	—%
Expected Term (years)	4.62

As of December 31, 2024
Current stock price	$10.20
Expected volatility	139.9%
Risk-free interest rate	4.4%
Dividend rate	—%
Expected Term (years)	4.50

Schedule Of Contingent Earnout Liabilities

The rollforward for the contingent earnout liabilities was as follows:

	December 31,
	2024	2023
	(In thousands)
Beginning Balance	$1,456	$17,414
Change in fair value of contingent earnout liabilities	(1,445)	(15,958)
Ending Balance	$11	$1,456

Schedule of Fair Value Assumptions Contingent Earnout Liabilities

Assumptions used in the fair value of the contingent earnout liabilities are described below.

	As of June 30, 2025	As of December 31, 2024
Current stock price	$7.20	$10.20
Expected volatility	161.2%	161.2%
Risk-free interest rate	4.2%	4.2%
Dividend yield	—%	—%
Expected Term (years)	1.25	1.75

Assumptions used in the fair value of the contingent earnout liabilities are described below.

	As of December 31, 2024	As of December 31, 2023
Current stock price	$10.20	$210.00
Expected volatility	161.2%	105.0%
Risk-free interest rate	4.2%	4.1%
Dividend yield	—%	—%
Expected Term (years)	1.75	2.75